Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties
Total deposits with related parties	$ 17,015,285	$ 9,220,641
Amount paid to CFSG	$ 53,231	$ 65,550